Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2024	2023
Accrued payroll	$12,243	$16,413
Deferred R&D credits	7,224	5,053
Rebates and customer advances	628	490
Interest payable	678	4,006
Accrued duty, freight and related expenses	16,459	11,616
Royalties	1,594	2,470
Value added tax payables	196	1,363
Other accrued expenses and liabilities	6,937	7,723
Accrued expenses, net	$45,959	$49,134